DIVESTITURES DIVESTITURES - Agriculture Division Components of Cash Flows & Other (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contribution to Corteva	$ 7,139
Agriculture Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and Amortization, Discontinued Operations		$ 385	$ 913
Capital Expenditure, Discontinued Operations		$ 383	$ 531